Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Debt [Table Text Block]

	As of December 31,
(in thousands of U.S. dollars)	2018	2017
Lampung facility:
Export credit tranche	$109,096	$123,982
FSRU tranche	26,988	31,164
Gallant facility:
Commercial tranche	111,264	120,743
Export credit tranche	29,333	33,000
Grace facility:
Commercial tranche	135,813	146,063
Export credit tranche	27,750	30,750
Outstanding principal	440,244	485,702
Lampung facility unamortized debt issuance cost	(5,809)	(7,494)
Gallant facility unamortized fair value of debt assumed	215	552
Grace facility unamortized fair value of debt assumed	895	1,543
Total debt	435,545	480,303
Less: Current portion of long-term debt	(45,458)	(45,458)
Long-term debt	$390,087	$434,845

Schedule of Maturities of Long-term Debt [Table Text Block]
The principal on long-term debt outstanding as of December 31, 2018 was repayable as follows:

(in thousands of U.S. dollars)	Total
2019 1)	$172,910
2020 1)	169,375
2021	33,522
2022	14,886
2023	14,886
2024 and thereafter	34,665
Total	$440,244

1)
The repayment profile for the years 2019 and 2020 include the original maturities under the Gallant /Grace facility. The amounts maturing in 2019 and 2020 have been classified as long-term in the consolidated balance sheet as of December 31, 2018 as a result of obtaining a firm commitment to refinance the Gallant/Grace facility in November 2018.The Gallant /Grace facility refinancing was finalized in January 2019 when the $385 million facility was drawn. Refer to note 27.

Long-term debt after drawdown on 385 facility [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
The following table reflects the principal on long-term debt repayable after giving effect to the drawdown on the $385 million facility in January 2019:

(in thousands of U.S. dollars)	Total
2019	$39,178
2020	44,659
2021	59,119
2022	40,483
2023	40,483
2024 and thereafter	233,079
Total	$457,001